Note 8 Unobservable inputs (Details) - vegas	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bottom of range [member] | loans and advances [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Repo funding curve bp			(0.06%)
Bottom of range [member] | Debt securities [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Credit spread	0.0272%	0.0432%
Recovery rate	0.00%	0.00%
Debt securities unobservable inputs	0.10%	0.10%
Bottom of range [member] | Debt securities [Member] | Comparable pricing [Member]
Significant unobservable inputs [Line Items]
Credit spread			0.18%
Recovery rate			0.00%
Comparable prices inputs			0.01%
Bottom of range [member] | Security finance [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Repo funding curve	(2.71%)	(1.18%)
Bottom of range [member] | Credit derivatives [Member] | Gaussian copula [Member]
Significant unobservable inputs [Line Items]
Correlation default	34.56%	30.40%
Bottom of range [member] | Equity derivatives [Member] | Option models on equities baskets of equity funds [Member]
Significant unobservable inputs [Line Items]
Correlations	(88.00%)	(77.00%)
Volatility	5.57	6.52
Bottom of range [member] | FX derivatives [Member] | Option models on FX underlyings [Member]
Significant unobservable inputs [Line Items]
Volatility	3.96	4.11
Bottom of range [member] | IR derivatives [Member] | Option models on IR underlyings [Member]
Significant unobservable inputs [Line Items]
Beta (significant unobservable inputs)	(0.25%)	(0.25%)	(0.25%)
Correlation rate credit	(100.00%)	(100.00%)	(100.00%)
Credit default volatility	0	0
Bottom of range [member] | Credit option [Member] | Gaussian copula [Member]
Significant unobservable inputs [Line Items]
Correlation default			19.37%
Bottom of range [member] | Equity OTC option [Member] | Heston valuation technique [Member]
Significant unobservable inputs [Line Items]
Forward volatility skew			35.12
Bottom of range [member] | Equity OTC option [Member] | Local volatility valuation technique [Member]
Significant unobservable inputs [Line Items]
Volatility			2.49
Bottom of range [member] | FX OTC options [Member] | Local volatility valuation technique [Member]
Significant unobservable inputs [Line Items]
Volatility			3.70
Bottom of range [member] | Interest rate options [Member] | Libor market model [Member]
Significant unobservable inputs [Line Items]
Credit default volatility			0
Arithmetic Average [Member] | loans and advances [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Repo funding curve bp			0.16%
Arithmetic Average [Member] | Debt securities [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Credit spread	1.2541%	0.4701%
Recovery rate	37.34%	37.06%
Debt securities unobservable inputs	96.63%	99.92%
Arithmetic Average [Member] | Debt securities [Member] | Comparable pricing [Member]
Significant unobservable inputs [Line Items]
Credit spread			0.83%
Recovery rate			28.38%
Comparable prices inputs			98.31%
Arithmetic Average [Member] | Security finance [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Repo funding curve	1.16%	(0.25%)
Arithmetic Average [Member] | Credit derivatives [Member] | Gaussian copula [Member]
Significant unobservable inputs [Line Items]
Correlation default	43.47%	44.87%
Arithmetic Average [Member] | Credit derivatives [Member] | Black 76 [Member]
Significant unobservable inputs [Line Items]
Price volatility	0	0
Arithmetic Average [Member] | Equity derivatives [Member] | Option models on equities baskets of equity funds [Member]
Significant unobservable inputs [Line Items]
Correlations	60.00%	51.00%
Volatility	26.30	29.90
Arithmetic Average [Member] | FX derivatives [Member] | Option models on FX underlyings [Member]
Significant unobservable inputs [Line Items]
Volatility	9.71	10.00
Arithmetic Average [Member] | IR derivatives [Member] | Option models on IR underlyings [Member]
Significant unobservable inputs [Line Items]
Beta (significant unobservable inputs)	(2.00%)	(2.00%)	(2.00%)
Credit default volatility	0	0
Arithmetic Average [Member] | Credit option [Member] | Gaussian copula [Member]
Significant unobservable inputs [Line Items]
Correlation default			44.33%
Arithmetic Average [Member] | Corporate bond option [Member] | Black 76 [Member]
Significant unobservable inputs [Line Items]
Price volatility			0
Arithmetic Average [Member] | Equity OTC option [Member] | Heston valuation technique [Member]
Significant unobservable inputs [Line Items]
Forward volatility skew			35.12
Arithmetic Average [Member] | Equity OTC option [Member] | Local volatility valuation technique [Member]
Significant unobservable inputs [Line Items]
Volatility			23.21
Arithmetic Average [Member] | FX OTC options [Member] | Local volatility valuation technique [Member]
Significant unobservable inputs [Line Items]
Volatility			6.30
Arithmetic Average [Member] | Interest rate options [Member] | Libor market model [Member]
Significant unobservable inputs [Line Items]
Credit default volatility			0
Top of range [member] | loans and advances [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Repo funding curve bp			1.00%
Top of range [member] | Debt securities [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Credit spread	23.7439%	5.6422%
Recovery rate	40.00%	40.00%
Debt securities unobservable inputs	144.11%	143.87%
Top of range [member] | Debt securities [Member] | Comparable pricing [Member]
Significant unobservable inputs [Line Items]
Credit spread			5.04%
Recovery rate			40.00%
Comparable prices inputs			135.94%
Top of range [member] | Security finance [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Repo funding curve	4.99%	0.74%
Top of range [member] | Credit derivatives [Member] | Gaussian copula [Member]
Significant unobservable inputs [Line Items]
Correlation default	52.78%	60.95%
Top of range [member] | Equity derivatives [Member] | Option models on equities baskets of equity funds [Member]
Significant unobservable inputs [Line Items]
Correlations	99.00%	98.00%
Volatility	62.00	141.77
Top of range [member] | FX derivatives [Member] | Option models on FX underlyings [Member]
Significant unobservable inputs [Line Items]
Volatility	16.34	16.14
Top of range [member] | IR derivatives [Member] | Option models on IR underlyings [Member]
Significant unobservable inputs [Line Items]
Beta (significant unobservable inputs)	(18.00%)	(18.00%)	(18.00%)
Correlation rate credit	100.00%	100.00%	100.00%
Credit default volatility	0	0
Top of range [member] | Credit option [Member] | Gaussian copula [Member]
Significant unobservable inputs [Line Items]
Correlation default			61.08%
Top of range [member] | Equity OTC option [Member] | Heston valuation technique [Member]
Significant unobservable inputs [Line Items]
Forward volatility skew			35.12
Top of range [member] | Equity OTC option [Member] | Local volatility valuation technique [Member]
Significant unobservable inputs [Line Items]
Volatility			60.90
Top of range [member] | FX OTC options [Member] | Local volatility valuation technique [Member]
Significant unobservable inputs [Line Items]
Volatility			10.05
Top of range [member] | Interest rate options [Member] | Libor market model [Member]
Significant unobservable inputs [Line Items]
Credit default volatility			0